Valuation Allowances and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Valuation Allowances and Qualifying Accounts

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

Additions
($ in thousands) Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period
Year ended December 31, 2018
Allowance for estimated losses on mortgage loans	$—	$—	$—	$—	$—
Year ended December 31, 2017
Allowance for estimated losses on mortgage loans	$—	$—	$—	$—	$—
Year ended December 31, 2016
Allowance for estimated losses on mortgage loans	$—	$—	$—	$—	$—